Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2022		¥ 594,493	¥ 697,507	¥ 1,606,987		¥ 136,912	¥ (43,803)	¥ 34,864		¥ (112,355)		¥ 58,198
Net income attributable to NHI shareholders	¥ 18,467			18,467
Cash dividends				(15,006)	[1]							(2,440)
Gain (loss) on sales of treasury stock				(1,884)
Stock-based compensation awards			(10,210)
Changes in an affiliated company's interests
Net change during the period						210,319
Pension liability adjustment	1,372						1,372
Own credit adjustments	52,826							52,826
Repurchases of common stock										(24,723)
Sales of common stock										0
Common stock issued to employees										17,208
Cancellation of treasury stock				0						0
Net income (loss) attributable to noncontrolling interests	1,331											(1,331)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												2,151
Purchase / sale of subsidiary shares, net												84
Other net change in noncontrolling interests												7,665
Balance at end of period at Sep. 30, 2022	3,227,301	594,493	687,297	1,608,564		347,231	(42,431)	87,690	¥ 392,490	(119,870)	¥ 3,162,974	64,327
Balance at beginning of year at Jun. 30, 2022		594,493	678,115	1,606,779		279,364	(43,017)	58,290		(118,541)		59,642
Net income attributable to NHI shareholders	16,771			16,771
Cash dividends				(15,006)	[2]							57
Gain (loss) on sales of treasury stock				20
Stock-based compensation awards			9,182
Changes in an affiliated company's interests
Net change during the period						67,867
Pension liability adjustment	586						586
Own credit adjustments	29,400							29,400
Repurchases of common stock										(1,514)
Sales of common stock										0
Common stock issued to employees										185
Net income (loss) attributable to noncontrolling interests	28											(27)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(299)
Purchase / sale of subsidiary shares, net												84
Other net change in noncontrolling interests												4,870
Balance at end of period at Sep. 30, 2022	3,227,301	594,493	687,297	1,608,564		347,231	(42,431)	87,690	392,490	(119,870)	3,162,974	64,327
Balance at beginning of year at Mar. 31, 2023	3,224,142	594,493	707,189	1,647,005		242,767	(32,174)	107,861		(118,574)		75,575
Net income attributable to NHI shareholders	58,563			58,563
Cash dividends				(24,112)	[1]							(2,337)
Gain (loss) on sales of treasury stock				(2,433)
Stock-based compensation awards			(16,333)
Changes in an affiliated company's interests			(14)
Net change during the period						171,568
Pension liability adjustment	769						769
Own credit adjustments	(48,229)							(48,229)
Repurchases of common stock										(20,007)
Sales of common stock										0
Common stock issued to employees										23,101
Cancellation of treasury stock				(36,105)						36,105
Net income (loss) attributable to noncontrolling interests	(2,904)											2,904
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												1,235
Purchase / sale of subsidiary shares, net												345
Other net change in noncontrolling interests												3,086
Balance at end of period at Sep. 30, 2023	3,372,248	594,493	690,842	1,642,918		414,335	(31,405)	59,632	442,562	(79,375)	3,291,440	80,808
Balance at beginning of year at Jun. 30, 2023		594,493	680,736	1,631,772		370,620	(31,767)	79,249		(59,667)		80,403
Net income attributable to NHI shareholders	35,232			35,232
Cash dividends				(24,112)	[2]							(159)
Gain (loss) on sales of treasury stock				26
Stock-based compensation awards			10,117
Changes in an affiliated company's interests			(11)
Net change during the period						43,715
Pension liability adjustment	362						362
Own credit adjustments	(19,617)							(19,617)
Repurchases of common stock										(20,005)
Sales of common stock										0
Common stock issued to employees										297
Net income (loss) attributable to noncontrolling interests	(353)											353
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												507
Purchase / sale of subsidiary shares, net												0
Other net change in noncontrolling interests												(296)
Balance at end of period at Sep. 30, 2023	¥ 3,372,248	¥ 594,493	¥ 690,842	¥ 1,642,918		¥ 414,335	¥ (31,405)	¥ 59,632	¥ 442,562	¥ (79,375)	¥ 3,291,440	¥ 80,808

[1]	Dividends per share Six months ended September 30, 2022 ¥ 5.00 Six months ended September 30, 2023 ¥8.00
[2]	Dividends per share Three months ended September 30, 2022 ¥ 5.00 Three months ended September 30, 2023 ¥8.00